SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 6,438,346	$ 2,138,497
Property, plant and equipment	3,394,670
Exploration and evaluation assets	31,823,982	3,099,926
Canada [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,198,343	1,779,117
Property, plant and equipment	10,714
Barbados [Member]
IfrsStatementLineItems [Line Items]
Current assets	493,552	63,677
Botswana country [member]
IfrsStatementLineItems [Line Items]
Current assets	2,746,450	295,703
Property, plant and equipment	3,383,956
Exploration and evaluation assets	$ 31,823,982	$ 3,099,926